Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Borrowings [Abstract]
Carrying value of maturities of FHLB borrowings

2014	$27,583
2015	167,477

$195,060

Schedule of trust preferred securities

	Carrying Amount	Par Amount	Interest Rate	Redeemable On Or After	Mandatory Redemption
Gateway Capital Statutory Trust I	$5,413	$8,428	LIBOR + 3.10%	September 17, 2008	September 17, 2033
Gateway Capital Statutory Trust II	4,444	7,217	LIBOR + 2.65%	July 17, 2009	June 17, 2034
Gateway Capital Statutory Trust III	7,919	15,464	LIBOR + 1.50%	May 30, 2011	May 30, 2036
Gateway Capital Statutory Trust IV	13,164	25,774	LIBOR + 1.55%	July 30, 2012	July 30, 2037